As filed with the Securities and Exchange Commission on March 21, 2018

Registration Nos. 33-46593

811-06578

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 44

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 43 to the Registration Statement of The Glenmede Portfolios (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s PEA No. 42 on Form N-1A filed on February 28, 2018. This PEA No. 43 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in PEA No. 42 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 43 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 43 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 21st day of March, 2018.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of March, 2018.

Signature	Title	Date

*	Chairman	March 21, 2018
G. Thompson Pew, Jr.

/s/ Mary Ann B. Wirts	President	March 21, 2018
Mary Ann B. Wirts	(Chief Executive Officer)

*	Trustee	March 21, 2018
H. Franklin Allen, Ph.D.

*	Trustee	March 21, 2018
Susan W. Catherwood

*	Trustee	March 21, 2018
William L. Cobb, Jr.

*	Trustee	March 21, 2018
Gail E. Keppler

*	Trustee	March 21, 2018
Harry Wong

/s/ Kent E. Weaver	Treasurer	March 21, 2018
Kent E. Weaver	(Chief Financial Officer and Principal Financial Officer)

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase